SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Revenues from external customers	$ 2,948	¥ 18,735	¥ 42,498	¥ 147,179
Segment loss before income tax	(8,313)	(52,836)	24,179	(49,302)
Income tax expense		(2,135)	(1,258)	1,374
Profit/(loss) for the year				(47,928)
Depreciation of property, plant and equipment	(80)	(510)	(565)	(534)
Depreciation of right-of-use assets	215	(1,366)	(1,663)	(1,816)
Amortization of intangible assets	139	(884)	(156)	(1,185)
Impairment losses on financial assets	524	3,330	4,162	9,367
Impairment loss on goodwill				(31,478)
Other income	(29)	183	1,616	1,431
Finance costs	686	(4,359)	(3,749)	(340)
Finance income	2,665	16,935	15,468	12,808
Segment assets	65,039			391,828	¥ 413,382		¥ 527,136
Deferred income tax assets	10			3,132	66		2,920	¥ 3,132
Total assets	52,462			394,960	333,448	$ 52,462	530,056	394,960
Segment liabilities	34,551			204,948	219,613		209,219
Deferred income tax liabilities	401			150	2,544		10,426	150
Income tax payable	1,456			24,161	9,254		18,612	24,161
Total liabilities	23,821			229,259	151,411		238,257	¥ 229,259
Profit for the year			22,921
Depreciation of right-of-use assets	(215)	1,366	1,663	1,816
Impairment losses on financial assets	(524)	(3,330)	(4,162)	(9,367)
Fair value gain on financial instrument	(6,034)				38,349		31,334
Profit for the year		(54,971)
Fair value gain on financial instrument	6,034				(38,349)		(31,334)
Other income	29	(183)	(1,616)	(1,431)
Elimination of inter-segment receivables	(12,587)				(80,000)
Elimination of inter-segment payables	(12,587)				(80,000)
Income tax expense | $	(336)
Profit for the year | $	(8,649)
Amortization of intangible assets	(139)	884	156	1,185
Finance costs	(686)	4,359	3,749	340
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets	(604)	(3,840)	4,544	(7,673)
Impairment losses on financial assets	604	3,840	(4,544)	7,673
Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets	(56)	(357)	172	(33)
Impairment losses on financial assets	56	357	(172)	33
Amount Due From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets	174	1,106	554	(1,661)
Impairment loss on intangible assets				(16,662)
Impairment losses on financial assets	(174)	(1,106)	(554)	1,661
Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets	(38)	(239)
Impairment losses on financial assets	38	239
Wastewater Treatment [Member]
IfrsStatementLineItems [Line Items]
Revenues from external customers		18,735	35,631	134,210
Segment loss before income tax		(7,216)	(112)	(43,557)
Depreciation of property, plant and equipment		(445)	(500)	(468)
Depreciation of right-of-use assets		647	687	(629)
Amortization of intangible assets		(884)	(156)	(1,185)
Impairment loss on goodwill				(31,478)
Other income		(782)	1,415	1,430
Finance costs		(4,192)	(3,687)	(273)
Finance income		13,537	15,449	12,792
Segment assets				335,858	390,895		337,050
Segment liabilities				121,318	113,124		116,140
Depreciation of right-of-use assets		(647)	(687)	629
Fair value gain on financial instrument
Fair value gain on financial instrument
Other income		782	(1,415)	(1,430)
Amortization of intangible assets		884	156	1,185
Finance costs		4,192	3,687	273
Wastewater Treatment [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets		(3,840)	4,544	(7,673)
Impairment losses on financial assets		3,840	(4,544)	7,673
Wastewater Treatment [Member] | Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets		(357)	172	(33)
Impairment losses on financial assets		357	(172)	33
Wastewater Treatment [Member] | Amount Due From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets		775	334	(1,109)
Impairment loss on intangible assets				(16,662)
Impairment losses on financial assets		(775)	(334)	1,109
Wastewater Treatment [Member] | Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets
Impairment losses on financial assets
Exploration and Mining [Member]
IfrsStatementLineItems [Line Items]
Revenues from external customers			6,867	12,969
Segment loss before income tax		(161)	(682)	(964)
Depreciation of property, plant and equipment		(62)	(62)	(62)
Depreciation of right-of-use assets				(34)
Amortization of intangible assets
Impairment loss on goodwill
Other income		600	200
Finance costs		(1)	(1)	(2)
Finance income		1		1
Segment assets				4,268	321		39
Segment liabilities				6,560	3,294		3,013
Depreciation of right-of-use assets				34
Fair value gain on financial instrument
Fair value gain on financial instrument
Other income		(600)	(200)
Amortization of intangible assets
Finance costs		1	1	2
Exploration and Mining [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets
Impairment losses on financial assets
Exploration and Mining [Member] | Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets
Impairment losses on financial assets
Exploration and Mining [Member] | Amount Due From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets
Impairment loss on intangible assets
Impairment losses on financial assets
Exploration and Mining [Member] | Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets
Impairment losses on financial assets
Corporate Activities [Member]
IfrsStatementLineItems [Line Items]
Revenues from external customers
Segment loss before income tax		(45,459)	24,973	(4,781)
Depreciation of property, plant and equipment		(3)	(3)	(4)
Depreciation of right-of-use assets		719	976	(1,153)
Amortization of intangible assets
Impairment loss on goodwill
Other income		(1)	1	1
Finance costs		(166)	(61)	(65)
Finance income		3,397	18	15
Segment assets				51,702	22,166		190,047
Segment liabilities				77,070	103,195		90,066
Depreciation of right-of-use assets		(719)	(976)	1,153
Fair value gain on financial instrument					38,349		31,334
Fair value gain on financial instrument					¥ (38,349)		¥ (31,334)
Other income		1	(1)	(1)
Amortization of intangible assets
Finance costs		166	61	65
Corporate Activities [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets
Impairment losses on financial assets
Corporate Activities [Member] | Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets
Impairment losses on financial assets
Corporate Activities [Member] | Amount Due From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets		331	220	(552)
Impairment loss on intangible assets
Impairment losses on financial assets		(331)	¥ (220)	¥ 552
Corporate Activities [Member] | Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets		(239)
Impairment losses on financial assets		239
Wastewater Treatment 1 [Member]
IfrsStatementLineItems [Line Items]
Revenues from external customers | $	2,948
Segment loss before income tax | $	(1,135)
Depreciation of property, plant and equipment | $	(70)
Depreciation of right-of-use assets | $	102
Amortization of intangible assets | $	139
Other income | $	(123)
Finance costs | $	660
Finance income | $	2,131
Segment assets | $	61,501
Segment liabilities | $	17,798
Depreciation of right-of-use assets | $	(102)
Fair value gain on financial instrument | $
Fair value gain on financial instrument | $
Other income | $	123
Amortization of intangible assets | $	(139)
Finance costs | $	(660)
Wastewater Treatment 1 [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets		(604)
Impairment losses on financial assets		604
Wastewater Treatment 1 [Member] | Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets		(56)
Impairment losses on financial assets		56
Wastewater Treatment 1 [Member] | Amount Due From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets		122
Impairment losses on financial assets		(122)
Wastewater Treatment 1 [Member] | Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets
Impairment losses on financial assets
Exploration And Mining 1 [Member]
IfrsStatementLineItems [Line Items]
Revenues from external customers | $
Segment loss before income tax | $	(25)
Depreciation of property, plant and equipment | $	(10)
Depreciation of right-of-use assets | $
Amortization of intangible assets | $
Other income | $	94
Finance costs | $
Finance income | $
Segment assets | $	51
Segment liabilities | $	518
Depreciation of right-of-use assets | $
Fair value gain on financial instrument | $
Fair value gain on financial instrument | $
Other income | $	(94)
Amortization of intangible assets | $
Finance costs | $
Exploration And Mining 1 [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets | $
Impairment losses on financial assets | $
Exploration And Mining 1 [Member] | Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets | $
Impairment losses on financial assets | $
Exploration And Mining 1 [Member] | Amount Due From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets | $
Impairment losses on financial assets | $
Exploration And Mining 1 [Member] | Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets | $
Impairment losses on financial assets | $
Corporate Activity 1 [Member]
IfrsStatementLineItems [Line Items]
Revenues from external customers | $
Segment loss before income tax | $	(7,153)
Depreciation of property, plant and equipment | $
Depreciation of right-of-use assets | $	113
Amortization of intangible assets | $
Other income | $
Finance costs | $	26
Finance income | $	534
Segment assets | $	3,487
Segment liabilities | $	16,235
Depreciation of right-of-use assets | $	(113)
Fair value gain on financial instrument | $	(6,034)
Fair value gain on financial instrument | $	6,034
Other income | $
Amortization of intangible assets | $
Finance costs | $	(26)
Corporate Activity 1 [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets | $
Impairment losses on financial assets | $
Corporate Activity 1 [Member] | Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets | $
Impairment losses on financial assets | $
Corporate Activity 1 [Member] | Amount Due From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets | $	52
Impairment losses on financial assets | $	(52)
Corporate Activity 1 [Member] | Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets | $	(38)
Impairment losses on financial assets | $	$ 38